Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 6,405,767		$ 8,505,931		$ 10,753,513
Gross margin	2,374,110	[1]	2,660,179	[1]	3,317,976	[1]
Gross margin, %	37.10%		31.30%		30.90%
Depreciation, depletion and amortization	370,544		425,282		421,860
Loss on write-off of property, plant and equipment	17,395	[2]	17,254	[2]	10,879	[2]
Impairment of goodwill and long-lived assets	(120,237)	[3]	(215,727)	[3]	(607,877)	[3]
Provision for amounts due from related parties	(41,425)	[4]	(714,181)	[4]	(919,113)	[4]
Operating income (loss)	126,428		(656,757)		(597,596)
Income (loss) from equity investees	276		3,589		475
Interest income	2,398		7,330		70,178
Intersegment interest income	28,817		49,798		48,100
Interest expense	(793,228)		(740,601)		(649,760)
Intersegment interest expense	(28,817)		(49,798)		(48,100)
(Loss) gain from discontinued operations, net of income tax	(1,473,780)	[5]	(1,218,097)	[5]	(386,225)	[5]
Segment assets	6,713,490		13,834,510		17,695,303
Assets of discontinued operations	151,602		2,181,532		4,031,093
Investments in equity investees	4,866		7,604		7,853
Goodwill	403,207	[6]	687,763	[6]	782,815		1,046,818
Capital expenditures	(443,668)		(552,426)		(950,042)
Income tax benefit (expense)	183,908	[7]	(79,092)	[7]	(242,601)	[7]
Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Revenues	1,123,247		1,200,680		1,318,097
Mining Segment [Member]
Segment Reporting Information [Line Items]
Loss on write-off of property, plant and equipment	8,560		16,358
Steel Segment [Member]
Segment Reporting Information [Line Items]
Loss on write-off of property, plant and equipment	5,975		896
Operating Segments [Member] | Mining Segment [Member]
Segment Reporting Information [Line Items]
Revenues	2,087,047		2,619,262		3,143,660
Gross margin	1,293,078		1,516,841		1,905,261
Gross margin, %	49.00%		48.20%		50.50%
Depreciation, depletion and amortization	228,628		260,233		236,023
Loss on write-off of property, plant and equipment	8,560		16,358		6,820
Impairment of goodwill and long-lived assets			(5,658)
Provision for amounts due from related parties	(3,093)		(1,566)		(22,668)
Operating income (loss)	63,682		211,895		726,565
Income (loss) from equity investees	450		3,729		475
Interest income	1,629		2,701		50,282
Intersegment interest income	18,304		44,566		47,875
Interest expense	(383,500)		(378,959)		(275,774)
Intersegment interest expense	(4,754)		(1,165)		(190)
(Loss) gain from discontinued operations, net of income tax	(1,480,349)		(35,777)		(33,548)
Segment assets	4,359,291		10,000,696		9,680,652
Assets of discontinued operations	151,602		2,181,532		2,258,421
Investments in equity investees	4,866		7,388		7,475
Goodwill	255,242		438,640		478,636
Capital expenditures	(354,066)		(330,983)		(599,343)
Income tax benefit (expense)	166,491		(85,208)		(208,602)
Operating Segments [Member] | Mining Segment [Member] | Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Revenues	552,844		525,201		627,836
Operating Segments [Member] | Steel Segment [Member]
Segment Reporting Information [Line Items]
Revenues	3,643,797		5,132,100		6,852,614
Gross margin	800,180		840,504		1,059,192
Gross margin, %	20.70%		15.60%		14.90%
Depreciation, depletion and amortization	133,552		155,539		175,175
Loss on write-off of property, plant and equipment	5,975		896		4,054
Impairment of goodwill and long-lived assets	(120,237)		(181,925)		(607,877)
Provision for amounts due from related parties	(32,999)		(699,829)		(896,445)
Operating income (loss)	42,120		(853,059)		(1,403,055)
Income (loss) from equity investees	(174)		(140)
Interest income	731		4,565		19,859
Intersegment interest income	9,309		5,232		225
Interest expense	(385,071)		(335,689)		(355,403)
Intersegment interest expense	(17,658)		(36,850)		(42,121)
(Loss) gain from discontinued operations, net of income tax	21,635		(1,158,228)		(191,639)
Segment assets	2,140,093		3,461,491		7,530,814
Assets of discontinued operations					1,713,449
Investments in equity investees			216		378
Goodwill	61,708		100,813		112,930
Capital expenditures	(84,254)		(216,227)		(340,955)
Income tax benefit (expense)	14,158		17,024		(31,423)
Operating Segments [Member] | Steel Segment [Member] | Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Revenues	213,405		239,842		261,724
Operating Segments [Member] | Power Segment [Member]
Segment Reporting Information [Line Items]
Revenues	674,923		754,569		757,239
Gross margin	268,244		305,783		305,943
Gross margin, %	26.00%		25.70%		25.80%
Depreciation, depletion and amortization	8,364		9,510		10,662
Loss on write-off of property, plant and equipment	2,860				5
Impairment of goodwill and long-lived assets			(28,144)
Provision for amounts due from related parties	(5,333)		(12,786)
Operating income (loss)	8,018		(12,644)		31,314
Interest income	38		64		37
Intersegment interest income	1,204
Interest expense	(24,657)		(25,953)		(18,583)
Intersegment interest expense	(6,405)		(11,783)		(5,789)
(Loss) gain from discontinued operations, net of income tax	(15,066)		(24,092)		(161,038)
Segment assets	214,106		372,323		483,837
Assets of discontinued operations					59,223
Goodwill	86,257		148,310		191,249
Capital expenditures	(5,348)		(5,216)		(9,744)
Income tax benefit (expense)	3,259		(10,908)		(2,576)
Operating Segments [Member] | Power Segment [Member] | Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Revenues	356,998		435,637		428,537
Eliminations [Member]
Segment Reporting Information [Line Items]
Gross margin	12,608		(2,949)		47,580
Operating income (loss)	$ 12,608		$ (2,949)		$ 47,580

[1]	See Note 25
[2]	See Note 11
[3]	See Note 24
[4]	See Note 10
[5]	See Note 4(c)
[6]	See Note 4(e)
[7]	See Note 20